Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Sales	$ 4,138,712	$ 2,188,616	$ 7,820,232	$ 4,425,566	$ 9,330,971	$ 5,096,543
Total Revenue	4,138,712	2,188,616	7,820,232	4,425,566	9,330,971	5,096,543
Operating expenses
General and administrative	331,451	588,447	708,836	954,911	7,484,914	8,678,441
Media traffic purchase, related party	1,175,780	1,954,051	2,476,546	3,627,830	5,570,972	2,834,723
Amortization and depreciation	380		787			193,498
Total operating expenses	1,507,611	2,542,498	3,186,169	4,582,741	13,055,886	11,706,662
Operating income (loss)	2,631,101	(353,882)	4,634,063	(157,175)	(3,724,915)	(6,610,119)
Other income (expense):
Other expense					(28,353)
Interest expense	(6,000)	(6,479)	(13,268)	(6,477)
Total other income (expense)	(6,000)	(6,479)	(13,268)	(6,477)	(28,353)
Income (loss) before provision for income taxes	2,625,101	(360,361)	4,620,795	(163,652)	(3,753,268)	(6,610,119)
Provision (benefit) for income taxes
Net income (loss)	$ 2,625,101	$ (360,361)	$ 4,620,795	$ (163,652)	$ (3,753,268)	$ (6,610,119)
Net loss per common share, basic	$ 0.08	$ (0.01)	$ 0.15	$ (0.01)	$ (0.12)	$ (0.23)
Net loss per common share, diluted	$ 0.08	$ (0.01)	$ 0.15	$ (0.01)	$ (0.12)	$ (0.23)
Weighted average number of common shares outstanding, basic	31,341,436	30,763,338	31,341,436	30,763,338	31,019,544	29,183,800
Weighted average number of common shares outstanding, diluted	31,341,436	30,763,338	31,341,436	30,763,338	31,019,544	29,183,800